Schwab Capital Trust
Schwab Target 2010 Index Fund

Portfolio Holdings as of June 30, 2024 (Unaudited)

SECURITY	VALUE AT 3/31/24	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/24	BALANCE OF SHARES HELD AT 6/30/24	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.6% OF NET ASSETS

U.S. Stocks 25.4%
Large-Cap 24.0%
Schwab U.S. Large-Cap ETF	$10,953,218	$301,158	($514,079 )	$127,791	$257,763	$11,125,851	173,165	$35,937
Small-Cap 1.4%
Schwab U.S. Small-Cap ETF	626,037	51,510	(16,220)	695	(22,253)	639,769	13,483	2,055
						11,765,620

International Stocks 7.6%
Developed Markets 7.6%
Schwab International Equity ETF	3,451,553	288,102	(166,728)	20,483	(69,797)	3,523,613	91,713	31,501

Real Estate 2.5%
U.S. REITs 2.5%
Schwab U.S. REIT ETF	1,122,245	106,009	(45,173)	(958)	(14,178)	1,167,945	58,485	10,864

Fixed Income 61.5%
Inflation-Protected Bond 6.5%
Schwab U.S. TIPS ETF	2,931,079	174,358	(111,544)	(10,973)	1,778	2,984,698	57,387	31,893
Intermediate-Term Bond 48.1%
Schwab U.S. Aggregate Bond ETF	21,835,004	1,178,359	(578,925)	(106,081)	(98,581)	22,229,776	487,709	212,882
Treasury Bond 6.9%
Schwab Short-Term U.S. Treasury ETF	3,145,365	187,432	(118,331)	(5,973)	382	3,208,875	66,671	33,371
						28,423,349

Money Market Funds 2.6%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.22% (b)	1,178,759	15,713	—	—	(2)	1,194,470	1,194,231	15,188
Total Affiliated Underlying Funds (Cost $40,688,615)	$45,243,260	$2,302,641	($1,551,000 )	$24,984	$55,112	$46,074,997		$373,691
Total Investments in Securities (Cost $40,688,615)						$46,074,997

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At June 30, 2024, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Target 2015 Index Fund

Portfolio Holdings as of June 30, 2024 (Unaudited)

SECURITY	VALUE AT 3/31/24	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/24	BALANCE OF SHARES HELD AT 6/30/24	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 28.0%
Large-Cap 26.4%
Schwab U.S. Large-Cap ETF	$19,533,261	$691,487	($1,610,857 )	$143,177	$543,118	$19,300,186	300,392	$63,481
Small-Cap 1.6%
Schwab U.S. Small-Cap ETF	1,168,563	76,848	(37,188)	1,429	(42,572)	1,167,080	24,596	3,791
						20,467,266

International Stocks 8.8%
Developed Markets 8.8%
Schwab International Equity ETF	6,478,608	480,273	(421,604)	21,554	(114,145)	6,444,686	167,743	58,542

Real Estate 2.8%
U.S. REITs 2.8%
Schwab U.S. REIT ETF	2,062,561	144,557	(127,281)	(771)	(27,148)	2,051,918	102,750	19,512

Fixed Income 57.8%
Inflation-Protected Bond 6.0%
Schwab U.S. TIPS ETF	4,455,559	196,228	(228,244)	(17,505)	4,150	4,410,188	84,795	48,547
Intermediate-Term Bond 45.3%
Schwab U.S. Aggregate Bond ETF	33,451,752	1,317,185	(1,357,756)	(210,653)	(96,822)	33,103,706	726,277	325,439
Treasury Bond 6.5%
Schwab Short-Term U.S. Treasury ETF	4,753,892	234,997	(265,907)	(11,183)	2,486	4,714,285	97,949	50,350
						42,228,179

Money Market Funds 2.1%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.22% (b)	1,487,656	19,829	—	—	(2)	1,507,483	1,507,182	19,168
Total Affiliated Underlying Funds (Cost $62,672,995)	$73,391,852	$3,161,404	($4,048,837 )	($73,952 )	$269,065	$72,699,532		$588,830
Total Investments in Securities (Cost $62,672,995)						$72,699,532

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At June 30, 2024, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Target 2020 Index Fund

Portfolio Holdings as of June 30, 2024 (Unaudited)

SECURITY	VALUE AT 3/31/24	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/24	BALANCE OF SHARES HELD AT 6/30/24	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.6% OF NET ASSETS

U.S. Stocks 29.7%
Large-Cap 27.9%
Schwab U.S. Large-Cap ETF	$77,266,686	$2,801,724	($5,484,285 )	$1,268,418	$1,468,605	$77,321,148	1,203,442	$254,361
Small-Cap 1.8%
Schwab U.S. Small-Cap ETF	4,769,042	351,793	(135,261)	5,259	(172,475)	4,818,358	101,546	15,603
						82,139,506

International Stocks 9.8%
Developed Markets 9.8%
Schwab International Equity ETF	26,960,206	1,857,508	(1,324,698)	134,831	(532,488)	27,095,359	705,241	246,635

Real Estate 3.0%
U.S. REITs 3.0%
Schwab U.S. REIT ETF	8,231,142	498,349	(340,110)	(21,368)	(95,041)	8,272,972	414,270	78,670

Fixed Income 55.4%
Inflation-Protected Bond 5.7%
Schwab U.S. TIPS ETF	15,916,154	643,951	(556,014)	(91,949)	43,330	15,955,472	306,777	174,098
Intermediate-Term Bond 43.6%
Schwab U.S. Aggregate Bond ETF	120,327,996	4,873,629	(3,488,357)	(731,482)	(382,257)	120,599,529	2,645,887	1,175,489
Treasury Bond 6.1%
Schwab Short-Term U.S. Treasury ETF	16,783,251	1,029,077	(925,460)	(50,191)	19,556	16,856,233	350,223	178,456
						153,411,234

Money Market Funds 1.7%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.22% (b)	4,624,172	61,638	—	—	(6)	4,685,804	4,684,866	59,582
Total Affiliated Underlying Funds (Cost $238,921,037)	$274,878,649	$12,117,669	($12,254,185 )	$513,518	$349,224	$275,604,875		$2,182,894
Total Investments in Securities (Cost $238,921,037)						$275,604,875

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At June 30, 2024, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Target 2025 Index Fund

Portfolio Holdings as of June 30, 2024 (Unaudited)

SECURITY	VALUE AT 3/31/24	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/24	BALANCE OF SHARES HELD AT 6/30/24	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 32.0%
Large-Cap 30.0%
Schwab U.S. Large-Cap ETF	$168,247,701	$5,913,018	($8,015,585 )	$777,011	$5,152,847	$172,074,992	2,678,210	$563,478
Small-Cap 2.0%
Schwab U.S. Small-Cap ETF	10,982,440	735,981	—	—	(386,080)	11,332,341	238,827	37,017
						183,407,333

International Stocks 12.0%
Developed Markets 11.0%
Schwab International Equity ETF	61,146,174	4,018,405	(1,387,035)	110,191	(1,036,995)	62,850,740	1,635,886	569,769
Emerging Markets 1.0%
Schwab Emerging Markets Equity ETF	5,744,299	—	(264,348)	(9,319)	295,836	5,766,468	217,111	7,447
						68,617,208

Real Estate 3.3%
U.S. REITs 3.3%
Schwab U.S. REIT ETF	18,383,416	1,336,708	(334,519)	(31,758)	(228,438)	19,125,409	957,707	181,869

Fixed Income 50.8%
Inflation-Protected Bond 4.7%
Schwab U.S. TIPS ETF	26,181,921	1,395,739	(766,608)	(160,693)	77,632	26,727,991	513,901	287,064
Intermediate-Term Bond 41.1%
Schwab U.S. Aggregate Bond ETF	229,713,236	12,114,376	(4,197,263)	(1,012,781)	(1,145,773)	235,471,795	5,166,121	2,251,628
Treasury Bond 5.0%
Schwab Short-Term U.S. Treasury ETF	27,824,642	2,295,951	(1,410,967)	(102,508)	53,479	28,660,597	595,483	296,844
						290,860,383

Money Market Funds 1.4%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.22% (b)	7,612,556	101,471	—	—	(10)	7,714,017	7,712,474	98,087
Total Affiliated Underlying Funds (Cost $490,160,692)	$555,836,385	$27,911,649	($16,376,325 )	($429,857 )	$2,782,498	$569,724,350		$4,293,203
Total Investments in Securities (Cost $490,160,692)						$569,724,350

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At June 30, 2024, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Target 2030 Index Fund

Portfolio Holdings as of June 30, 2024 (Unaudited)

SECURITY	VALUE AT 3/31/24	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/24	BALANCE OF SHARES HELD AT 6/30/24	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.3% OF NET ASSETS

U.S. Stocks 40.1%
Large-Cap 37.2%
Schwab U.S. Large-Cap ETF	$408,178,426	$9,184,937	($9,446,931 )	$372,676	$14,433,808	$422,722,916	6,579,345	$1,379,350
Small-Cap 2.9%
Schwab U.S. Small-Cap ETF	31,124,604	2,625,547	—	—	(1,120,019)	32,630,132	687,674	105,348
						455,353,048

International Stocks 16.8%
Developed Markets 14.7%
Schwab International Equity ETF	160,694,154	10,778,520	(1,759,460)	27,402	(2,478,416)	167,262,200	4,353,519	1,509,935
Emerging Markets 2.1%
Schwab Emerging Markets Equity ETF	22,635,110	567,164	(762,983)	(50,375)	1,189,007	23,577,923	887,723	30,449
						190,840,123

Real Estate 4.3%
U.S. REITs 4.3%
Schwab U.S. REIT ETF	46,524,920	3,144,701	—	—	(612,977)	49,056,644	2,456,517	461,167

Fixed Income 37.2%
Inflation-Protected Bond 1.7%
Schwab U.S. TIPS ETF	18,145,108	817,299	—	—	(52,299)	18,910,108	363,586	200,132
Intermediate-Term Bond 33.2%
Schwab U.S. Aggregate Bond ETF	363,811,608	19,632,114	(2,462,715)	(637,548)	(2,704,043)	377,639,416	8,285,200	3,587,582
Treasury Bond 2.3%
Schwab Short-Term U.S. Treasury ETF	25,560,026	1,067,783	—	—	(40,605)	26,587,204	552,404	274,634
						423,136,728

Money Market Funds 0.9%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.22% (b)	10,117,413	134,859	—	—	(13)	10,252,259	10,250,209	130,362
Total Affiliated Underlying Funds (Cost $954,412,851)	$1,086,791,369	$47,952,924	($14,432,089 )	($287,845 )	$8,614,443	$1,128,638,802		$7,678,959
Total Investments in Securities (Cost $954,412,851)						$1,128,638,802

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At June 30, 2024, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Target 2035 Index Fund

Portfolio Holdings as of June 30, 2024 (Unaudited)

SECURITY	VALUE AT 3/31/24	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/24	BALANCE OF SHARES HELD AT 6/30/24	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 45.8%
Large-Cap 42.1%
Schwab U.S. Large-Cap ETF	$335,088,315	$18,671,315	($7,218,346 )	($32,044 )	$12,470,159	$358,979,399	5,587,228	$1,169,739
Small-Cap 3.7%
Schwab U.S. Small-Cap ETF	28,708,693	3,420,422	—	—	(1,024,122)	31,104,993	655,532	100,786
						390,084,392

International Stocks 20.6%
Developed Markets 17.5%
Schwab International Equity ETF	138,757,188	13,398,814	(912,498)	879	(2,154,382)	149,090,001	3,880,531	1,341,800
Emerging Markets 3.1%
Schwab Emerging Markets Equity ETF	24,341,884	2,253,654	(1,495,984)	(130,370)	1,394,697	26,363,881	992,616	34,046
						175,453,882

Real Estate 5.0%
U.S. REITs 5.0%
Schwab U.S. REIT ETF	39,711,449	4,485,397	(712,128)	(164,389)	(342,413)	42,977,916	2,152,124	404,168

Fixed Income 27.4%
Intermediate-Term Bond 26.3%
Schwab U.S. Aggregate Bond ETF	208,928,780	18,609,122	(1,475,905)	(375,271)	(1,514,578)	224,172,148	4,918,213	2,080,311
Treasury Bond 1.1%
Schwab Short-Term U.S. Treasury ETF	8,595,409	1,160,515	(438,999)	(31,076)	17,151	9,303,000	193,289	93,434
						233,475,148

Money Market Funds 0.6%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.22% (b)	4,600,842	61,327	—	—	(6)	4,662,163	4,661,230	59,282
Total Affiliated Underlying Funds (Cost $706,703,552)	$788,732,560	$62,060,566	($12,253,860 )	($732,271 )	$8,846,506	$846,653,501		$5,283,566
Total Investments in Securities (Cost $706,703,552)						$846,653,501

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At June 30, 2024, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Target 2040 Index Fund

Portfolio Holdings as of June 30, 2024 (Unaudited)

SECURITY	VALUE AT 3/31/24	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/24	BALANCE OF SHARES HELD AT 6/30/24	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 50.1%
Large-Cap 45.6%
Schwab U.S. Large-Cap ETF	$457,286,007	$17,160,381	($9,123,032 )	$100,883	$16,731,405	$482,155,644	7,504,368	$1,568,033
Small-Cap 4.5%
Schwab U.S. Small-Cap ETF	44,802,590	4,607,466	—	—	(1,603,374)	47,806,682	1,007,517	154,371
						529,962,326

International Stocks 23.7%
Developed Markets 19.7%
Schwab International Equity ETF	196,414,779	16,566,580	(1,962,542)	(16,822)	(3,008,871)	207,993,124	5,413,668	1,874,631
Emerging Markets 4.0%
Schwab Emerging Markets Equity ETF	40,780,063	1,803,354	(1,605,352)	(186,544)	2,272,624	43,064,145	1,621,391	55,614
						251,057,269

Real Estate 5.6%
U.S. REITs 5.6%
Schwab U.S. REIT ETF	55,713,228	4,663,340	(500,647)	(115,570)	(594,713)	59,165,638	2,962,726	556,201

Fixed Income 19.6%
Intermediate-Term Bond 19.0%
Schwab U.S. Aggregate Bond ETF	190,092,654	13,625,081	(1,246,744)	(314,816)	(1,413,058)	200,743,117	4,404,193	1,889,277
Treasury Bond 0.6%
Schwab Short-Term U.S. Treasury ETF	5,774,545	395,883	—	—	(9,644)	6,160,784	128,003	62,046
						206,903,901

Money Market Funds 0.4%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.22% (b)	3,785,967	50,465	—	—	(5)	3,836,427	3,835,659	48,782
Total Affiliated Underlying Funds (Cost $858,544,442)	$994,649,833	$58,872,550	($14,438,317 )	($532,869 )	$12,374,364	$1,050,925,561		$6,208,955
Total Investments in Securities (Cost $858,544,442)						$1,050,925,561

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At June 30, 2024, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Target 2045 Index Fund

Portfolio Holdings as of June 30, 2024 (Unaudited)

SECURITY	VALUE AT 3/31/24	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/24	BALANCE OF SHARES HELD AT 6/30/24	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 53.6%
Large-Cap 48.3%
Schwab U.S. Large-Cap ETF	$296,620,859	$16,531,628	($5,954,460 )	($28,877 )	$11,020,623	$318,189,773	4,952,370	$1,038,306
Small-Cap 5.3%
Schwab U.S. Small-Cap ETF	32,362,645	3,539,814	—	—	(1,153,116)	34,749,343	732,336	114,243
						352,939,116

International Stocks 26.6%
Developed Markets 21.5%
Schwab International Equity ETF	131,657,616	12,845,343	(597,325)	(5,882)	(2,057,223)	141,842,529	3,691,893	1,280,133
Emerging Markets 5.1%
Schwab Emerging Markets Equity ETF	30,955,743	2,182,284	(1,242,098)	(171,953)	1,741,571	33,465,547	1,259,998	43,218
						175,308,076

Real Estate 6.1%
U.S. REITs 6.1%
Schwab U.S. REIT ETF	37,046,566	3,804,325	(357,236)	(82,465)	(390,132)	40,021,058	2,004,059	374,916

Fixed Income 13.0%
Intermediate-Term Bond 12.5%
Schwab U.S. Aggregate Bond ETF	76,547,082	6,923,650	(529,916)	(133,510)	(566,674)	82,240,632	1,804,314	761,183
Treasury Bond 0.5%
Schwab Short-Term U.S. Treasury ETF	3,063,119	427,151	—	—	(3,636)	3,486,634	72,442	32,912
						85,727,266

Money Market Funds 0.2%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.22% (b)	1,370,637	18,270	—	—	(2)	1,388,905	1,388,628	17,661
Total Affiliated Underlying Funds (Cost $526,561,966)	$609,624,267	$46,272,465	($8,681,035 )	($422,687 )	$8,591,411	$655,384,421		$3,662,572
Total Investments in Securities (Cost $526,561,966)						$655,384,421

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At June 30, 2024, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Target 2050 Index Fund

Portfolio Holdings as of June 30, 2024 (Unaudited)

SECURITY	VALUE AT 3/31/24	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/24	BALANCE OF SHARES HELD AT 6/30/24	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 55.7%
Large-Cap 49.8%
Schwab U.S. Large-Cap ETF	$399,980,299	$20,332,744	($6,107,750 )	$5,632	$14,926,262	$429,137,187	6,679,178	$1,396,174
Small-Cap 5.9%
Schwab U.S. Small-Cap ETF	47,432,794	5,522,541	—	—	(1,658,706)	51,296,629	1,081,067	165,456
						480,433,816

International Stocks 28.7%
Developed Markets 22.8%
Schwab International Equity ETF	182,374,173	17,472,946	(472,226)	(3,753)	(2,854,223)	196,516,917	5,114,964	1,770,510
Emerging Markets 5.9%
Schwab Emerging Markets Equity ETF	47,057,920	3,768,789	(2,433,265)	(465,206)	2,873,366	50,801,604	1,912,711	65,606
						247,318,521

Real Estate 6.4%
U.S. REITs 6.4%
Schwab U.S. REIT ETF	50,999,020	5,362,028	(434,487)	(100,298)	(551,500)	55,274,763	2,767,890	513,418

Fixed Income 8.6%
Intermediate-Term Bond 8.6%
Schwab U.S. Aggregate Bond ETF	68,575,788	6,166,207	(436,974)	(110,063)	(506,228)	73,688,730	1,616,690	683,719

Money Market Funds 0.1%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.22% (b)	1,057,347	14,093	—	—	(1)	1,071,439	1,071,225	13,624
Total Affiliated Underlying Funds (Cost $693,727,952)	$797,477,341	$58,639,348	($9,884,702 )	($673,688 )	$12,228,970	$857,787,269		$4,608,507
Total Investments in Securities (Cost $693,727,952)						$857,787,269

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At June 30, 2024, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Target 2055 Index Fund

Portfolio Holdings as of June 30, 2024 (Unaudited)

SECURITY	VALUE AT 3/31/24	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/24	BALANCE OF SHARES HELD AT 6/30/24	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 56.8%
Large-Cap 50.6%
Schwab U.S. Large-Cap ETF	$266,538,639	$15,259,540	($4,829,033 )	($25,945 )	$9,916,794	$286,859,995	4,464,747	$934,824
Small-Cap 6.2%
Schwab U.S. Small-Cap ETF	32,994,050	3,776,588	—	—	(1,173,743)	35,596,895	750,198	115,933
						322,456,890

International Stocks 29.9%
Developed Markets 23.5%
Schwab International Equity ETF	123,464,314	12,316,317	(405,638)	(2,666)	(1,949,003)	133,423,324	3,472,757	1,202,866
Emerging Markets 6.4%
Schwab Emerging Markets Equity ETF	33,469,405	2,506,620	(1,492,243)	(307,558)	2,021,789	36,198,013	1,362,877	46,747
						169,621,337

Real Estate 6.6%
U.S. REITs 6.6%
Schwab U.S. REIT ETF	34,398,959	3,713,112	(280,733)	(64,805)	(375,005)	37,391,528	1,872,385	351,353

Fixed Income 6.1%
Intermediate-Term Bond 6.1%
Schwab U.S. Aggregate Bond ETF	31,948,242	2,766,670	—	—	(285,375)	34,429,537	755,365	318,833

Money Market Funds 0.0%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.22% (b)	72,125	962	—	—	—	73,087	73,072	929
Total Affiliated Underlying Funds (Cost $456,910,645)	$522,885,734	$40,339,809	($7,007,647 )	($400,974 )	$8,155,457	$563,972,379		$2,971,485
Total Investments in Securities (Cost $456,910,645)						$563,972,379

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At June 30, 2024, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Target 2060 Index Fund

Portfolio Holdings as of June 30, 2024 (Unaudited)

SECURITY	VALUE AT 3/31/24	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/24	BALANCE OF SHARES HELD AT 6/30/24	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 57.8%
Large-Cap 51.2%
Schwab U.S. Large-Cap ETF	$313,537,112	$14,885,500	($5,452,688 )	$22,726	$11,613,126	$334,605,776	5,207,872	$1,090,836
Small-Cap 6.6%
Schwab U.S. Small-Cap ETF	40,036,502	4,511,617	—	—	(1,412,131)	43,135,988	909,083	139,549
						377,741,764

International Stocks 30.9%
Developed Markets 24.1%
Schwab International Equity ETF	147,007,811	13,628,410	(751,919)	(16,404)	(2,301,869)	157,566,029	4,101,146	1,421,736
Emerging Markets 6.8%
Schwab Emerging Markets Equity ETF	41,364,399	2,454,772	(1,765,117)	(328,657)	2,446,433	44,171,830	1,663,096	57,044
						201,737,859

Real Estate 6.7%
U.S. REITs 6.7%
Schwab U.S. REIT ETF	40,840,555	4,036,542	(327,407)	(75,579)	(444,375)	44,029,736	2,204,794	413,206

Fixed Income 4.1%
Intermediate-Term Bond 4.1%
Schwab U.S. Aggregate Bond ETF	25,057,488	1,945,381	—	—	(220,562)	26,782,307	587,589	249,612
Total Affiliated Underlying Funds (Cost $523,089,991)	$607,843,867	$41,462,222	($8,297,131 )	($397,914 )	$9,680,622	$650,291,666		$3,371,983
Total Investments in Securities (Cost $523,089,991)						$650,291,666

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At June 30, 2024, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Target 2065 Index Fund

Portfolio Holdings as of June 30, 2024 (Unaudited)

SECURITY	VALUE AT 3/31/24	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/24	BALANCE OF SHARES HELD AT 6/30/24	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 58.5%
Large-Cap 51.7%
Schwab U.S. Large-Cap ETF	$56,385,916	$9,185,533	($955,324 )	($5,087 )	$2,330,651	$66,941,689	1,041,894	$217,799
Small-Cap 6.8%
Schwab U.S. Small-Cap ETF	7,387,724	1,723,212	—	—	(260,609)	8,850,327	186,519	28,631
						75,792,016

International Stocks 31.7%
Developed Markets 24.6%
Schwab International Equity ETF	26,722,262	5,776,454	(211,428)	(1,991)	(445,260)	31,840,037	828,736	286,338
Emerging Markets 7.1%
Schwab Emerging Markets Equity ETF	7,735,034	1,424,590	(361,728)	(77,623)	489,035	9,209,308	346,736	11,893
						41,049,345

Real Estate 6.8%
U.S. REITs 6.8%
Schwab U.S. REIT ETF	7,401,217	1,696,120	(149,735)	(34,565)	(36,731)	8,876,306	444,482	82,775

Fixed Income 2.5%
Intermediate-Term Bond 2.5%
Schwab U.S. Aggregate Bond ETF	2,723,154	537,288	—	—	(22,530)	3,237,912	71,038	28,170
Total Affiliated Underlying Funds (Cost $113,933,045)	$108,355,307	$20,343,197	($1,678,215 )	($119,266 )	$2,054,556	$128,955,579		$655,606
Total Investments in Securities (Cost $113,933,045)						$128,955,579

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At June 30, 2024, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Target Index Funds
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments  - Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts.  Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information.  Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of June 30, 2024, are disclosed in each fund’s Portfolio Holdings.
REG98260JUN24